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JPMORGAN INSTITUTIONAL FUNDS
-    JPMorgan U.S. Equity Fund
-    JPMorgan U.S. Small Company Fund
-    JPMorgan Fleming International Value Fund
-    JPMorgan Fleming Emerging Markets Equity Fund
-    JPMorgan Diversified Fund
-    JPMorgan Disciplined Equity Fund
-    JPMorgan Fleming International Opportunities Fund
-    JPMorgan Tax Aware Short-Intermediate Income Fund

JPMORGAN SERIES TRUST
-    JPMorgan Global 50 Fund
-    JPMorgan Global Healthcare Fund
-    JPMorgan Tax Aware U.S. Equity Fund
-    JPMorgan Tax Aware Disciplined Equity Fund
-    JPMorgan Market Neutral Fund
-    JPMorgan Disciplined Equity Value Fund
-    JPMorgan Tax Aware Enhanced Income Fund

JPMORGAN MUTUAL FUND INVESTMENT TRUST
-    JPMorgan Equity Growth Fund
-    JPMorgan Equity Income Fund
-    JPMorgan Mid Cap Growth Fund

MUTUAL FUND VARIABLE ANNUITY TRUST
-    Asset Allocation Variable Annuity Portfolio
-    Capital Growth Variable Annuity Portfolio
-    Growth & Income Variable Annuity Portfolio
-    International Equity Variable Annuity Portfolio

JPMORGAN FLEMING MUTUAL FUND GROUP, INC.
-    JPMorgan Mid Cap Value Fund
-    JPMorgan Small Cap Growth Fund

JPMORGAN FUNDS
-    JPMorgan U.S. Small Company Opportunities Fund

JPMORGAN MUTUAL FUND GROUP
-    JPMorgan Capital Growth Fund
-    JPMorgan Fleming European Fund
-    JPMorgan Fleming International Growth Fund
-    JPMorgan Fleming Japan Fund
-    JPMorgan Dynamic Small Cap Fund
-    JPMorgan Growth & Income Fund
-    JPMorgan Small Cap Equity Fund
-    JPMorgan Fleming Tax Aware International Opportunities Fund
-    JPMorgan Fleming Asia Equity Fund
-    JPMorgan International Small Cap Equity Fund
-    JPMorgan Select Growth & Income Fund

JPMORGAN MUTUAL FUND SELECT GROUP
-    JPMorgan Tax Aware Large Cap Value Fund
-    JPMorgan Tax Aware Large Cap Growth Fund
-    JPMorgan Mid Cap Equity Fund
-    JPMorgan Trust Small Cap Equity Fund
-    JPMorgan Fleming International Equity Fund

J.P. MORGAN FLEMING SERIES TRUST
-    Multi-Manager Small Cap Growth Fund
-    Multi-Manager Small Cap Value Fund

JPMORGAN MUTUAL FUND SERIES
-    JPMorgan Intrepid Growth Fund
-    JPMorgan Intrepid Value Fund
-    JPMorgan Intrepid All Cap Fund
-    JPMorgan Intrepid Investor Fund

J.P. MORGAN SERIES TRUST II
-    J.P. Morgan U.S. Large Cap Core Equity Portfolio
-    J.P. Morgan Small Company Portfolio
-    J.P. Morgan International Opportunities Portfolio
-    J.P. Morgan Mid Cap Value Portfolio

JPMORGAN VALUE OPPORTUNITIES FUND INC.
-    JPMorgan Value Opportunities Fund


                      SUPPLEMENT DATED NOVEMBER 17, 2003
                 TO THE STATEMENTS OF ADDITIONAL INFORMATION

The supplements to the Statements of Additional Information of the Funds listed above filed on July 21, 2003 are hereby rescinded in their entirety and replaced by the following:

     In the "Net Asset Value" section of the Statements of Additional Information of all of the above-listed Funds and Portfolios, the third paragraph is (and with respect to the JPMorgan Fleming International Growth Fund, JPMorgan Fleming Japan Fund, JPMorgan Fleming Asia Equity Fund, JPMorgan Fleming European Fund and JPMorgan Value Opportunities Fund, the third and fourth paragraphs are) hereby deleted in their entirety and replaced with the following:

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"The value of investments listed on a domestic or foreign securities exchange is based on the last sale price on the exchange on which the security is principally traded (the ''primary exchange''). If there has been no sale on the primary exchange on the valuation date and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. For foreign listed shares, if there has been no sale on the primary exchange on the valuation date and the average of the bid and asked quotations on the exchange is less than or equal to the last sale price of the local shares, on the valuation date the security shall be valued at the last sale price of the local shares. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price, or the last quoted sale for local shares is less than or equal to the mean of bid and asked quotations for the foreign listed shares), in the case of domestic equity securities and foreign listed equity securities with no local shares, the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the portfolio manager or the investment adviser, (i) the market quotation is determined to be not readily available or unreliable or (ii) the occurrence of material events or conditions affecting the value of a portfolio security since such last sale necessitate fair valuation of the security; in the case of other non-U.S. and non-Canadian equity securities, the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date, unless, in the judgment of the portfolio manager or the investment adviser, (i) activity in the local shares indicates that a current local price (either last sale or the mean between bid and asked quotations) should be used, or (ii) the market quotation is determined to be not readily available or unreliable or the occurrence of material events or conditions affecting the value of a portfolio security since such last sale necessitate fair valuation of the security. In addition, the Fund has implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the Adviser determines that use of another fair valuation methodology is appropriate. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date."


                                                                 SUP-FV2SAI-1103

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